Financial instruments - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Reclassification Adjustment of Financial Liabilities At Amortised Cost	“Current portion of long-term debt” of 90,495 million yen and “Long-term debt” of 508,975 million yen as of March 31, 2025 have been reclassified to “Lease liabilities” of 599,470 million yen.
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	¥ 0	¥ 2,557,000,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	2,081,000,000
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 2 into level 1 of equity securities	¥ 0	¥ 1,480,000,000